Additional disclosures - Parent-Only Cash Flow Statements (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Profit (loss)	€ 4,082	€ 4,521
Adjustments to profit	12,166	11,360
Net increase/(decrease) in operating assets	(51,210)	(30,839)
Increase (decrease) in operating liabilities	34,238	8,983
Income tax recovered/(paid)	(976)	(1,157)
CASH FLOWS FROM OPERATING ACTIVITIES	(1,700)	(7,132)
Investments (-)	(4,617)	(5,550)
Divestments (+)	2,970	12,040
CASH FLOWS FROM INVESTING ACTIVITIES	(1,647)	6,490
Proceeds from disposal of own equity instruments	560	587
Payments for acquisition of own equity instrument	(522)	(624)
Dividends paid	(2,110)	(1,936)
Other payments related to financing activities	(1,146)	(484)
CASH FLOWS FROM FINANCING ACTIVITIES	(6,299)	(811)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	87	(1,855)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(9,559)	(3,308)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	113,663	110,995
CASH AND CASH EQUIVALENTS AT END OF PERIOD	104,104	107,687
Banco Santander S.A. | Reportable Legal Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Profit (loss)	543	1,295
Adjustments to profit	1,237	442
Net increase/(decrease) in operating assets	(27,955)	(12,498)
Increase (decrease) in operating liabilities	16,568	17,519
Income tax recovered/(paid)	882	555
CASH FLOWS FROM OPERATING ACTIVITIES	(8,725)	7,313
Investments (-)	(368)	(336)
Divestments (+)	1,042	586
CASH FLOWS FROM INVESTING ACTIVITIES	674	250
Proceeds from disposal of own equity instruments	452	438
Payments for acquisition of own equity instrument	(452)	(438)
Issuance of debt securities	1,056	2,750
Redemption of debt securities	(3,471)	(763)
Dividends paid	(2,111)	(1,936)
Other payments related to financing activities	(219)
CASH FLOWS FROM FINANCING ACTIVITIES	(4,745)	51
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	38	148
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(12,758)	7,762
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	51,931	33,734
CASH AND CASH EQUIVALENTS AT END OF PERIOD	€ 39,173	€ 41,496